1933 Act File No. 33-31259
                                   1940 Act File No. 811-5911

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
                                                               --

   Pre-Effective Amendment No.       .............
                                 --

   Post-Effective Amendment No.   43   ...........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   43   ..........................       X

                         FEDERATED MUNICIPAL TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 --
 X   on December 29, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on               ; or
 X  intends to file the Notice required by that Rule on or about December
   13, 1996; or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037



                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FEDERATED MUNICIPAL TRUST, which consists of sixteen portfolios: (1) Connecticut Municipal Cash Trust, (a) Institutional Service Shares; (2) Pennsylvania Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Service Shares;
(c) Institutional Shares (3) Minnesota Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Shares; (4) New Jersey Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (5) Ohio Municipal Cash Trust, (a) Cash II Shares (b) Institutional Shares, and
(c) Institutional Service Shares; (6) Virginia Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (7) Alabama Municipal Cash Trust; (8) North Carolina Municipal Cash Trust; (9) Maryland Municipal Cash Trust; (10) California Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (11) New York Municipal Cash Trust, (a) Cash II Shares and (b) Institutional Service Shares; (12) Florida Municipal Cash Trust, (a) Institutional Shares and (b) Cash II Shares; (13) Massachusetts Municipal Cash Trust, (a) Institutional Service Shares and (b) 1784 Fund Shares; (14) Michigan Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (15) Georgia Municipal Cash; and (16) Tennessee Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares, relates only to
(16) Tennessee Municipal Cash Trust and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-16) Cover Page.

Item 2.   Synopsis.................(1-16) Summary of Fund Expenses.

Item 3.   Condensed Financial
          Information..............(1-16) Financial Highlights;   (1-16)
                                   Performance Information.

Item 4.   General Description of
          Registrant...............(1-16) General Information; (1-13a, 14-
                                   16) Investment Information; (1-13a, 14-
                                   16) Investment Objective; (13b)
                                   Investment Objective and Policies; (1-
                                   13a, 14-16) Investment Policies; (13b)
                                   Acceptable Investments; (1) Connecticut
                                   Municipal Securities; (2) Pennsylvania
                                   Municipal Securities; (3) Minnesota
                                   Municipal Securities; (4) New Jersey
                                   Municipal Securities; (5) Ohio Municipal
                                   Securities; (6) Virginia Municipal
                                   Securities; (7) Alabama Municipal
                                   Securities; (8) North Carolina Municipal
                                   Securities; (9) Maryland Municipal
                                   Securities; (10) California Municipal
                                   Securities; (11) New York Municipal
                                   Securities; (12) Florida Municipal
                                   Securities; (13) Massachusetts Municipal
                                   Securities; (14) Michigan Municipal
                                   Securities; (15) Georgia Municipal
                                   Securities; (16) Tennessee Municipal
                                   Securities; (1-16) Investment Risks; (1-
                                   16) Investment Limitations; (16) Special
                                   Information Concerning Hub and Spoke;
                                   (1-16) Non-Diversification; (2-6, 10-14,
                                   16) Other Classes of Shares.

Item 5.   Management of the Fund...(1-16) Fund Information; (1-16)
                                   Management of the Fund; (13b)
                                   Management, Distribution, and
                                   Administration; (1-13a, 14-16)
                                   Distribution of Cash Series,
                                   Institutional, Institutional Service, or
                                   Cash II Shares;    (1-16) Administration
                                   of the Fund; (5b,10a,16) Expenses of the Fund and Institutional Shares or Institutional Shares.

Item 6.   Capital Stock and Other
          Securities...............(1-13a,14-16) Account and Share
                                   Information; (13b) Dividends and
                                   Distributions; (1-13a, 14-16)Dividends;
                                   (1-13a, 14-16)Capital Gains; (1-13a, 14-
                                   16) Voting Rights;(1-16) Tax
                                   Information; (1-16) Federal Income Tax;
                                   (1-16)  State and Local Taxes.

Item 7.   Purchase of Securities Being
          Offered..................(1-16) Net Asset Value; (13b) Pricing of
                                   Shares; (13b) How to Buy Shares; (1-13a,
                                   14-16) How to Purchase Shares; (1, 2a,
                                   2b, 3a, 4b, 5a, 6b, 7-9, 10b, 11, 12,
                                   13a, 14b, 15, 16b) Special Purchase
                                   Features; (13b) Automatic Investment
                                   Program; (13b) How to Exchange Shares.

Item 8.   Redemption or Repurchase.(1-16) How to Redeem Shares; (1a, 2a,
                                   2b, 3a, 4b, 5a, 6b, 7-9, 10b, 11, 12,
                                   13a, 14b, 15, 16b) Special Redemption
                                   Features.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-16) Cover Page.

Item 11.  Table of Contents........(1-16) Table of Contents.

Item 12.  General Information and
          History..................(1-16) About Federated Investors; (1-16)
                                   Appendix.

Item 13.  Investment Objectives and
          Policies................. (2, 3, 5-11, 13-16) Investment
                                   Policies; (1, 4, 12) Investment
                                   Objective and Policies;(1-13a, 14-16)
                                   Investment Limitations.

Item 14.  Management of the Fund...(1-16) Federated Municipal Trust
                                   Management.

Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.

Item 16.  Investment Advisory and Other
          Services.................(1-16) Investment Advisory Services; (1-
                                   16) Other Services; (13b) Shareholder
                                   Servicing Agent; (1, 4, 12, 16)
                                   Shareholder Services; (6-11, 13a, 14,15)
                                   Shareholder Services Agreement; (2,3,5)
                                   Distribution Plan and Shareholder
                                   Services Agreement.

Item 17.  Brokerage Allocation.....(1-16) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............(1-16) Massachusetts Partnership Law.

Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered    (1-16) Determining Net Asset
                                   Value; (1-16) Redemption in Kind.

Item 20.  Tax Status............... (1-16) The Fund's Tax Status.

Item 21.  Underwriters.............Not applicable.



Item 22.  Calculation of Performance
          Data.....................(1-16) Yield; (1-16) Effective Yield;
                                   (1-13a,14-16) Tax-Equivalent Yield; (1-
                                   16) Performance Comparisons; (1-16)
                                   Performance Information, (1-13a,14-16)
                                   Tax-Equivalency Table, (1-16) Total
                                   Return.

Item 23.  Financial Statements     (1-16) Filed in Part A.




TENNESSEE MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL CASH TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Tennessee Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Tennessee municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Tennessee, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.




This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.




The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996

TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                                   2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Tennessee Municipal Securities                                         6
  Investment Risks                                                       6
  Investment Limitations                                                 7
  Hub and Spoke(R) Option                                                  7
 FUND INFORMATION                                                        7
  Management of the Fund                                                 7
  Distribution of Institutional Shares                                   8
  Administration of the Fund                                             8
 NET ASSET VALUE                                                         9
 HOW TO PURCHASE SHARES                                                  9
 HOW TO REDEEM SHARES                                                   10
 ACCOUNT AND SHARE INFORMATION                                          11
 TAX INFORMATION                                                        12
  Federal Income Tax                                                    12
  State and Local Taxes                                                 12
 OTHER CLASSES OF SHARES                                                13
 PERFORMANCE INFORMATION                                                13
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                          14
 FINANCIAL STATEMENTS                                                   15
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                                                        25
 ADDRESSES                                                              26




SUMMARY OF FUND EXPENSES

                                             INSTITUTIONAL SHARES
                                       SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                           None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                                   None
 Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                                          None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                      None
 Exchange Fee                                                                                            None


                                            ANNUAL OPERATING EXPENSES
                 (As a percentage of projected average net assets)

 Management Fee (after waiver)(1)                                                                       0.00%
 12b-1 Fee                                                                                               None
 Total Other Expenses (after expense reimbursement)                                                     0.35%
   Shareholder Services Fee (after waiver)(2)                                               0.00%
     Total Operating Expenses(3)                                                                        0.35%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1997. The Total Operating Expenses were 0.10% for fiscal year ended October 31, 1996 and would have been 1.72% absent the voluntary waivers of the management fee and the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                              1 YEAR      3 YEARS    5 YEARS      10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period          $4          $11        $20           $44


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TENNESSEE MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 25.

                                                                                       PERIOD
                                                                                        ENDED
                                                                                      OCTOBER 31,
                                                                                       1996(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                  $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                 0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                             (0.01)
 NET ASSET VALUE, END OF PERIOD                                                        $ 1.00
 TOTAL RETURN(b)                                                                         1.59%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                              0.10%*
   Net investment income                                                                 3.57%*
   Expense waiver/reimbursement(c)                                                       1.62%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                            $17,824



  * Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Tennessee and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee ("Tennessee Municipal Securities"). Examples of Tennessee Municipal Securities include, but are not limited to:



  * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

  * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

  * municipal commercial paper and other short-term notes;

  * variable rate demand notes;

  * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

  * participation, trust, and partnership interests in any of the foregoing obligations.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
PARTICIPATION INTERESTS. The Fund may purchase interests in Tennessee
   Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Tennessee Municipal Securities.

   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Tennessee Municipal Securities is subject to the federal alternative minimum tax.

TENNESSEE MUNICIPAL SECURITIES

Tennessee Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Tennessee Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Tennessee Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Tennessee Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Tennessee Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Tennessee Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Tennessee Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Tennessee Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Tennessee Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Tennessee Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.



HUB AND SPOKE* OPTION
If the Trustees determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of shareholders is required. Shareholders will receive at least 30 days notice prior to any such investment.

In making its determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.




SHAREHOLDER SERVICES. The Fund has entered into a Shareholder
Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

      MAXIMUM                                  AVERAGE AGGREGATE
 ADMINISTRATIVE FEE                            DAILY NET ASSETS
       .15%                               on the first $250 million
      .125%                               on the next $250 million
       .10%                               on the next $250 million
      .075%                          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Tennessee Municipal Cash Trust -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Tennessee Municipal Cash Trust -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.




ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of November 5, 1996, Trust Company of Knoxville, organized in the State of Tennessee owned 34.10% of the voting securities of the Institutional Shares of the Fund, and Berman Family Investment LP owned 37.52% of the voting securities of the Institutional Service Shares of the Fund. Therefore, they may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Tennessee. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

TENNESSEE TAXES. Under existing Tennessee law, distributions made by the Fund will not be subject to Tennessee personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code, and represent (i) interest on obligations of the state of Tennessee or its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. To the extent that distributions by the Fund are derived from distributions on other types of obligations, such distributions will be subject to Tennessee personal income taxes.

Distributions made by the Fund will be subject to the excise taxes imposed on corporations.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold primarily to financial institutions acting in an agency capacity. Institutional Service Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in Institutional Service Shares are subject to a minimum initial investment of $10,000 over a 90-day period.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



TENNESSEE MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 25.

                                                                                       PERIOD
                                                                                       ENDED
                                                                                      OCTOBER 31,
                                                                                       1996(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                  $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                 0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                             (0.01)
 NET ASSET VALUE, END OF PERIOD                                                        $ 1.00
 TOTAL RETURN(b)                                                                         1.48%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                              0.39%*
   Net investment income                                                                 3.26%*
   Expense waiver/reimbursement(c)                                                       1.33%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                            $29,824


* Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996

     PRINCIPAL
       AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- 103.0%
               TENNESSEE -- 98.8%
 $   2,200,000 Benton County, TN IDB, (Series 1996) Weekly VRDNs (Jones Plastic
               and Engineering Corp.)/(National City Bank, Kentucky LOC)                                   $  2,200,000
     1,300,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust
               Bank, Atlanta LOC)                                                                             1,300,000
     1,100,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Sumitomo
               Bank Ltd., Osaka LOC)                                                                          1,100,000
     1,000,000 Cocke County, TN IDB Weekly VRDNs (GLI, Inc.)/(Great Lakes
               Chemical Corp. GTD)                                                                            1,000,000
       510,000 Cocke County, TN IDB, (Series 1988) Weekly VRDNs (GLI, Inc.)/
               (Great Lakes Chemical Corp. GTD)                                                                 510,000
     2,000,000 Dickson County, TN IDB, (Series 1996) Weekly VRDNs (Tennessee
               Bun Company, LLC Project)/(PNC Bank, Ohio, N.A. LOC)                                           2,000,000
     1,550,000 Greenfield, TN IDB, IDRB, (Series 1995) Weekly VRDNs (Plastic
               Products Company Project)/(Norwest Bank Minnesota, Minneapolis
               LOC)                                                                                           1,550,000
     4,200,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui Ta
               Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                  4,200,000
     2,900,000 Hendersonville, TN IDB, (Series 1996) Weekly VRDNs (Betty Machine
               Co. Project)/(First Union National Bank, Charlotte, N.C. LOC)                                  2,900,000
     1,800,000 Jackson County, TN IDB, (Series B) Daily VRDNs (Esselte AB)/(Bank
               of America, Illinois LOC)                                                                      1,800,000
     1,000,000 Jackson, TN IDB , Solid Waste Facility Bonds (Series 1995) Weekly
               VRDNs (Florida Steel Corp.)/(NationsBank, South LOC)                                           1,000,000
     1,325,000 Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures,
               Inc. Project)/(SunTrust Bank, Nashville LOC)                                                   1,325,000
       400,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
               Healthcare Systems, Inc.)/(Bank One, Texas, N.A. LOC)                                            400,000
     2,400,000 McMinn County, TN IDB, Industrial Development Bonds, (Series
               1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
               Michigan LOC)                                                                                  2,400,000


TENNESSEE MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

     PRINCIPAL
       AMOUNT                                                                                                  VALUE

 (a)SHORT-TERM MUNICIPALS -- CONTINUED
               TENNESSEE -- CONTINUED
 $     770,000 Memphis, TN, (Series 1996), 5.00% Bonds, 7/1/1997                                           $    775,446
     1,000,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
               (Series 1989 A), 3.65% CP (Vanderbilt University), Mandatory Tender
               1/10/1997                                                                                      1,000,000
     2,500,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
               Hospital Revenue Bonds, (Series 1992), 3.60% CP (Baptist Hospital,
               Inc. (TN)/(NationsBank, South LIQ), Mandatory Tender 1/21/1997                                 2,500,000
     1,000,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
               Hospital Revenue Bonds, (Series 1992), 3.65% CP (Baptist Hospital,
               Inc. (TN)/(NationsBank, South LIQ), Mandatory Tender 1/8/1997                                  1,000,000
     2,300,000 Metropolitan Government Nashville & Davidson County, TN IDB,
               Metropolitan Government Revenue Bonds, (Series 1995) Weekly
               VRDNs (YMCA Projects)/(Nationsbank of Tennessee LOC)                                           2,300,000
     1,700,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds, (Series 1996) Weekly
               VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank, Atlanta LOC)                             1,700,000
       300,000 Paris, TN IDB Weekly VRDNs (Plumley - Marugo Limited)/(PNC
               Bank, Kentucky LOC)                                                                              300,000
       700,000 Roane, TN IDB, (Series 1982), 3.50% (Fortafil Fibers, Inc.
               Project)/(ABN AMRO Bank N.V., Amsterdam LOC), 11/15/96                                           700,000
     1,000,000 Shelby County, TN Health Education & Housing Facilities Board,
               4.05% TOBs (Methodist Health System, Inc.)/(MBIA INS)/(Sanwa
               Bank Ltd, Osaka LIQ), Optional Tender 8/1/1997                                                 1,000,000
     1,130,000 Shelby County, TN Health Education & Housing Facilities Board,
               9.625% Bonds, (Lebonheur Children's Medical Center)/(United States
               Treasury PRF), 7/1/1997 (@100)                                                                 1,173,395
     1,000,000 Shelby County, TN Health Education & Housing Facilities Board,
               Multifamily Housing Revenue Bonds, (Series 1988) Weekly VRDNs
               (Arbor Lake Project)/(PNC Bank, N.A. LOC)                                                      1,000,000
       800,000 South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge
               Manufacturing Co. Project)/(SunTrust Bank, Nashville LOC)                                        800,000
     1,000,000 Tennessee Housing Development Agency, (Series 1996-5), 4.00% TOBs,
               Mandatory Tender 8/21/1997                                                                     1,000,000


TENNESSEE MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS


     PRINCIPAL
       AMOUNT                                                                                                  VALUE

 (a)SHORT-TERM MUNICIPALS -- CONTINUED
               TENNESSEE -- CONTINUED
 $   1,500,000 Tennessee Housing Development Agency, Homeownership Program
               Bonds (Issue 1996-3), 3.85% TOBs, Optional Tender 5/29/1997                                 $  1,500,000
     2,385,000 Tennessee State School Board Authority, (Series 1996 B), 5.00% Bonds,
               5/1/1997                                                                                       2,398,419
     2,000,000 Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler Co.)/
               (Wachovia Bank of Georgia NA, Atlanta LOC)                                                     2,000,000
     1,500,000 Union County, TN IDB, (Series 1995) Weekly VRDNs (Cooper
               Container Corporation Project)/(SunTrust Bank, Nashville LOC)                                  1,500,000
       735,000 Williamson County, TN, General Obligation Capital Outlay Notes
               (Series 1996), 4.60% Bonds, 10/1/1997                                                            740,432
                 Total                                                                                       47,072,692
               PUERTO RICO -- 2.1%
     1,000,000 Puerto Rico Industrial, Tourist, Education, Medical & Environmental
               Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
               University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
               Tender 1/14/1997                                                                               1,000,000
               GUAM -- 2.1%
     1,000,000 Guam Water System Revenue Bonds, (Series 1989), 6.70% Bonds
               (Capital Guaranty Corp. INS), 7/1/1997                                                         1,018,234
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(b)                                                  $ 49,090,926



Securities that are subject to Alternative Minimum Tax represent 58.8% of the portfolio as calculated based upon total market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated one of the two highest short-term rating securities.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 1996, the portfolio securities were rated as follows:


                                                                FIRST TIER           SECOND TIER
Tier rating percentage based on total market value (unaudited)     100%                 0.00%


(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($47,647,706) at October 31, 1996.

The following acronyms are used throughout this portfolio:

CP    -- Commercial Paper
GTD   -- Guaranty
HEFA  -- Health and Education Facilities Authority
IDB   -- Industrial Development Bond
IDRB  -- Industrial Development Revenue Bond
INS   -- Insured
LIQ   -- Liquidity Agreement
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PRF   -- Prerefunded
TOBs  -- Tender Option Bonds
VRDNs -- Variable Rate Demand Notes
(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996

 ASSETS:
 Total investments in securities, at amortized cost and value                                 $49,090,926
 Cash                                                                                             169,351
 Income receivable                                                                                260,093
   Total assets                                                                                49,520,370
 LIABILITIES:
 Payable for investments purchased                                            $ 1,743,907
 Payable for shares redeemed                                                       29,682
 Income distribution payable                                                       61,845
 Accrued expenses                                                                  37,230
   Total liabilities                                                                           1,872,664
 NET ASSETS for 47,647,706 shares outstanding                                                $47,647,706
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $17,823,803 / 17,823,803 shares outstanding                                                      $1.00
 INSTITUTIONAL SERVICE SHARES:
 $29,823,903 / 29,823,903 shares outstanding                                                      $1.00


(See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1996*

 INVESTMENT INCOME:
 Interest                                                                                             $525,612
 EXPENSES:
 Investment advisory fee                                                                 $ 71,830
 Administrative personnel and services fee                                                 71,571
 Custodian fees                                                                            10,324
 Transfer and dividend disbursing agent fees and expenses                                   6,199
 Directors'/Trustees' fees                                                                  1,379
 Legal fees                                                                                   200
 Portfolio accounting fees                                                                 26,665
 Shareholder services fee -- Institutional Shares                                          15,852
 Shareholder services fee -- Institutional Service Shares                                  20,063
 Share registration costs                                                                  14,119
 Printing and postage                                                                       5,000
 Insurance premiums                                                                         3,265
 Miscellaneous                                                                                686
   Total expenses                                                                         247,153
 Waivers and reimbursements --
   Waiver of investment advisory fee                                     $ (71,830)
   Waiver of shareholder services fee -- Institutional Shares              (15,852)
   Reimbursement of other operating expenses                              (121,760)
     Total waivers and reimbursements                                                    (209,442)
       Net expenses                                                                                     37,711
         Net investment income                                                                        $487,901


* For the period from May 22, 1996 (date of initial investment) to October 31, 1996.
 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            PERIOD ENDED
                                                                                              OCTOBER 31,
                                                                                                1996*
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                                    $    487,901
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                                       (226,076)
   Institutional Service Shares                                                               (261,825)
     Change in net assets resulting from distributions to shareholders                        (487,901)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                              165,734,867
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                        209,339
 Cost of shares redeemed                                                                   118,296,500)
   Change in net assets resulting from share transactions                                   47,647,706
     Change in net assets                                                                   47,647,706
 NET ASSETS:
 Beginning of period                                                                                 -
 End of period                                                                            $ 47,647,706



* For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.
 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund'). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $47,647,706.

Transactions in shares were as follows:

                                                                                             PERIOD ENDED
                                                                                              OCTOBER 31,
                                                                                                 1996
 INSTITUTIONAL SHARES                                                                           SHARES
 Shares sold                                                                                  34,644,791
 Shares issued to shareholders in payment of distributions declared                                3,455
 Shares redeemed                                                                             (16,824,443)
   Net change resulting from Institutional Share transactions                                 17,823,803



 For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

                                                                                             PERIOD ENDED
                                                                                              OCTOBER 31,
                                                                                                1996
 INSTITUTIONAL SERVICE SHARES                                                                  SHARES
 Shares sold                                                                                 131,090,076
 Shares issued to shareholders in payment of distributions declared                              205,884
 Shares redeemed                                                                            (101,472,057)
  Net change resulting from Institutional Service Share transactions                          29,823,903
     Net change resulting from share transactions                                             47,647,706



For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

   The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.
   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $142,770,000 and $116,525,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK
   Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 16% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Tennessee Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Tennessee Municipal Cash Trust (an investment portfolio of Federated
Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statements of operations and changes in net assets and the financial highlights (see pages 2 and 14 of the prospectus) for the period from May
22, 1996 to October 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tennessee Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996 and the results of its operations, changes in its net assets, and the financial highlights for the period, from May 22, 1996 to October 31, 1996, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
November 20, 1996

ADDRESSES

Tennessee Municipal Cash Trust

Institutional Shares        Federated Investors Tower
                                           Pittsburgh, PA 15222-3779

Distributor
               Federated Securities Corp.  Federated Investors Tower
                                           Pittsburgh, PA 15222-3779

Investment Adviser
               Federated Management        Federated Investors Tower
                                           Pittsburgh, PA 15222-3779

Custodian
               State Street Bank and       P.O. Box 8600
               Trust Company               Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
               Federated Shareholder       P.O. Box 8600
               Services Company            Boston, MA 02266-8600


Independent Public Accountants
               Arthur Andersen LLP         2100 One PPG Place
                                           Pittsburgh, PA 15222

Tennessee Municipal
Cash Trust

(A Portfolio of Federated Municipal Cash Trust)
Institutional Shares

Prospectus

A Portfolio of
Federated Municipal Trust,
an Open-End, Management
Investment Company


Prospectus dated December 31, 1996



Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314229642
G01682-01 (12/96)






TENNESSEE MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL CASH TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Tennessee Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Tennessee municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Tennessee, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996


TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                           2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Tennessee Municipal Securities                                         6
  Investment Risks                                                       6
  Investment Limitations                                                 7
  Hub and Spoke* Option                                                  7
 FUND INFORMATION                                                        7
  Management of the Fund                                                 7
  Distribution of Institutional Service Shares                           8
  Administration of the Fund                                             9
 NET ASSET VALUE                                                         9
 HOW TO PURCHASE SHARES                                                  9
  Special Purchase Features                                             10
 HOW TO REDEEM SHARES                                                   10
  Special Redemption Features                                           11
 ACCOUNT AND SHARE INFORMATION                                          12
 TAX INFORMATION                                                        13
  Federal Income Tax                                                    13
  State and Local Taxes                                                 13
 OTHER CLASSES OF SHARES                                                14
 PERFORMANCE INFORMATION                                                14
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                                  15
 FINANCIAL STATEMENTS                                                   16
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                               26
 ADDRESSES                                                              27


SUMMARY OF FUND EXPENSES

                                     INSTITUTIONAL SERVICE SHARES
                                  SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                        None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                                None
 Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                                       None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                   None
 Exchange Fee                                                                                         None



                                       ANNUAL OPERATING EXPENSES
                            (As a percentage of projected average net assets)

 Management Fee (after waiver)(1)                                                                     0.00%
 12b-1 Fee                                                                                            None
 Total Other Expenses (after expense reimbursement)                                                   0.60%
   Shareholder Services Fee                                                               0.25%
     Total Operating Expenses(2)                                                                      0.60%


(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The Total Operating Expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1997. The Total Operating Expenses were 0.39% for fiscal year ended October 31, 1996 and would have been 1.72% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period                                                 $6      $19     $33     $75


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TENNESSEE MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.

                                                                                         PERIOD
                                                                                          ENDED
                                                                                        OCTOBER 31,
                                                                                          1996(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                   0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                               (0.01)
 NET ASSET VALUE, END OF PERIOD                                                          $ 1.00
 TOTAL RETURN(b)                                                                           1.48%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                0.39%*
   Net investment income                                                                   3.26%*
   Expense waiver/reimbursement(c)                                                         1.33%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                              $29,824


* Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Tennessee and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee ("Tennessee Municipal Securities"). Examples of Tennessee Municipal Securities include, but are not limited to:

  * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

  * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

  * municipal commercial paper and other short-term notes;

  * variable rate demand notes;

  * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

  * participation, trust, and partnership interests in any of the foregoing obligations.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   PARTICIPATION INTERESTS. The Fund may purchase interests in Tennessee Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Tennessee Municipal Securities.

   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Tennessee Municipal Securities is subject to the federal alternative minimum tax.

TENNESSEE MUNICIPAL SECURITIES

Tennessee Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Tennessee Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Tennessee Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Tennessee Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Tennessee Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Tennessee Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Tennessee Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Tennessee Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Tennessee Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Tennessee Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

HUB AND SPOKE(R) OPTION

If the Trustees determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of shareholders is required. Shareholders will receive at least 30 days notice prior to any such investment.

In making its determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.


FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder
Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

      MAXIMUM                         AVERAGE AGGREGATE
 ADMINISTRATIVE FEE                   DAILY NET ASSETS
      .15%                        on the first $250 million
      .125%                       on the next $250 million
      .10%                        on the next $250 million
      .075%                 on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Tennessee Municipal Cash Trust -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to: Tennessee Municipal Cash Trust -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of November 5, 1996, Berman Family Investment LP owned 37.52% of the voting securities of the Institutional Service Shares of the Fund, and, Trust Company of Knoxville, organized in the State of Tennessee, owned 34.10% of the voting securities of the Institutional Shares of the Fund. Therefore, they may, for certain purposes, be deemed to control shares of the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Tennessee. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws. TENNESSEE TAXES. Under existing Tennessee law, distributions made by the Fund will not be subject to Tennessee personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code, and represent (i) interest on obligations of the state of Tennessee or its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. To the extent that distributions by the Fund are derived from distributions on other types of obligations, such distributions will be subject to Tennessee personal income taxes.

Distributions made by the Fund will be subject to the excise taxes imposed on corporations.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary capacity. Institutional Shares are sold at net asset value and are sold pursuant to a Shareholder Services Agreement. Investments in Institutional Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


TENNESSEE MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Reference is made to the Report of Independent Public Accountants on page 26.

                                                                                       PERIOD
                                                                                       ENDED
                                                                                     OCTOBER 31,
                                                                                       1996(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                  $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                 0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                                             (0.01)
 NET ASSET VALUE, END OF PERIOD                                                        $ 1.00
 TOTAL RETURN(b)                                                                         1.59%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                              0.10%*
   Net investment income                                                                 3.57%*
   Expense waiver/reimbursement(c)                                                       1.62%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                            $17,824


* Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996

   PRINCIPAL
    AMOUNT                                                                                                     VALUE
 (a)SHORT-TERM MUNICIPALS -- 103.0%
               TENNESSEE -- 98.8%
 $   2,200,000 Benton County, TN IDB, (Series 1996) Weekly VRDNs (Jones Plastic
               and Engineering Corp.)/(National City Bank, Kentucky LOC)                                   $  2,200,000
     1,300,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust
               Bank, Atlanta LOC)                                                                             1,300,000
     1,100,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Sumitomo
               Bank Ltd., Osaka LOC)                                                                          1,100,000
     1,000,000 Cocke County, TN IDB Weekly VRDNs (GLI, Inc.)/(Great Lakes
               Chemical Corp. GTD)                                                                            1,000,000
       510,000 Cocke County, TN IDB, (Series 1988) Weekly VRDNs (GLI, Inc.)/
               (Great Lakes Chemical Corp. GTD)                                                                 510,000
     2,000,000 Dickson County, TN IDB, (Series 1996) Weekly VRDNs (Tennessee
               Bun Company, LLC Project)/(PNC Bank, Ohio, N.A. LOC)                                           2,000,000
     1,550,000 Greenfield, TN IDB, IDRB, (Series 1995) Weekly VRDNs (Plastic
               Products Company Project)/(Norwest Bank Minnesota, Minneapolis
               LOC)                                                                                           1,550,000
     4,200,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui Ta
               Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                  4,200,000
     2,900,000 Hendersonville, TN IDB, (Series 1996) Weekly VRDNs (Betty Machine
               Co. Project)/(First Union National Bank, Charlotte, N.C. LOC)                                  2,900,000
     1,800,000 Jackson County, TN IDB, (Series B) Daily VRDNs (Esselte AB)/(Bank
               of America, Illinois LOC)                                                                      1,800,000
     1,000,000 Jackson, TN IDB , Solid Waste Facility Bonds (Series 1995) Weekly
               VRDNs (Florida Steel Corp.)/(NationsBank, South LOC)                                           1,000,000
     1,325,000 Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health Ventures,
               Inc. Project)/(SunTrust Bank, Nashville LOC)                                                   1,325,000
       400,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
               Healthcare Systems, Inc.)/(Bank One, Texas, N.A. LOC)                                            400,000
     2,400,000 McMinn County, TN IDB, Industrial Development Bonds, (Series
               1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
               Michigan LOC)                                                                                  2,400,000

TENNESSEE MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

   PRINCIPAL
    AMOUNT                                                                                                     VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
               TENNESSEE -- CONTINUED
 $     770,000 Memphis, TN, (Series 1996), 5.00% Bonds, 7/1/1997                                           $    775,446
     1,000,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
               (Series 1989 A), 3.65% CP (Vanderbilt University), Mandatory Tender
               1/10/1997                                                                                      1,000,000
     2,500,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
               Hospital Revenue Bonds, (Series 1992), 3.60% CP (Baptist Hospital,
               Inc. (TN)/(NationsBank, South LIQ), Mandatory Tender 1/21/1997                                 2,500,000
     1,000,000 Metropolitan Government Nashville & Davidson County, TN HEFA,
               Hospital Revenue Bonds, (Series 1992), 3.65% CP (Baptist Hospital,
               Inc. (TN)/(NationsBank, South LIQ), Mandatory Tender 1/8/1997                                  1,000,000
     2,300,000 Metropolitan Government Nashville & Davidson County, TN IDB,
               Metropolitan Government Revenue Bonds, (Series 1995) Weekly
               VRDNs (YMCA Projects)/(Nationsbank of Tennessee LOC)                                           2,300,000
     1,700,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds, (Series 1996) Weekly
               VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank, Atlanta LOC)                             1,700,000
       300,000 Paris, TN IDB Weekly VRDNs (Plumley - Marugo Limited)/(PNC
               Bank, Kentucky LOC)                                                                              300,000
       700,000 Roane, TN IDB, (Series 1982), 3.50% (Fortafil Fibers, Inc.
               Project)/(ABN AMRO Bank N.V., Amsterdam LOC), 11/15/96                                           700,000
     1,000,000 Shelby County, TN Health Education & Housing Facilities Board,
               4.05% TOBs (Methodist Health System, Inc.)/(MBIA INS)/(Sanwa
               Bank Ltd, Osaka LIQ), Optional Tender 8/1/1997                                                 1,000,000
     1,130,000 Shelby County, TN Health Education & Housing Facilities Board,
               9.625% Bonds, (Lebonheur Children's Medical Center)/(United States
               Treasury PRF), 7/1/1997 (@100)                                                                 1,173,395
     1,000,000 Shelby County, TN Health Education & Housing Facilities Board,
               Multifamily Housing Revenue Bonds, (Series 1988) Weekly VRDNs
               (Arbor Lake Project)/(PNC Bank, N.A. LOC)                                                      1,000,000
       800,000 South Pittsburg, TN IDB, (Series 1996) Weekly VRDNs (Lodge
               Manufacturing Co. Project)/(SunTrust Bank, Nashville LOC)                                        800,000
     1,000,000 Tennessee Housing Development Agency, (Series 1996-5), 4.00% TOBs,
               Mandatory Tender 8/21/1997                                                                     1,000,000

TENNESSEE MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

   PRINCIPAL
    AMOUNT                                                                                                     VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
               TENNESSEE -- CONTINUED
 $   1,500,000 Tennessee Housing Development Agency, Homeownership Program
               Bonds (Issue 1996-3), 3.85% TOBs, Optional Tender 5/29/1997                                 $  1,500,000
     2,385,000 Tennessee State School Board Authority, (Series 1996 B), 5.00% Bonds,
               5/1/1997                                                                                       2,398,419
     2,000,000 Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler Co.)/
               (Wachovia Bank of Georgia NA, Atlanta LOC)                                                     2,000,000
     1,500,000 Union County, TN IDB, (Series 1995) Weekly VRDNs (Cooper
               Container Corporation Project)/(SunTrust Bank, Nashville LOC)                                  1,500,000
       735,000 Williamson County, TN, General Obligation Capital Outlay Notes
               (Series 1996), 4.60% Bonds, 10/1/1997                                                          740,432
                 Total                                                                                        47,072,692
 PUERTO RICO -- 2.1%
     1,000,000 Puerto Rico Industrial, Tourist, Education, Medical & Environmental
               Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
               University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
               Tender 1/14/1997                                                                               1,000,000
               GUAM -- 2.1%
     1,000,000 Guam Water System Revenue Bonds, (Series 1989), 6.70% Bonds
               (Capital Guaranty Corp. INS), 7/1/1997                                                         1,018,234
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(b)                                                  $  49,090,926


Securities that are subject to Alternative Minimum Tax represent 58.8% of the portfolio as calculated based upon total market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated one of the two highest short-term rating securities.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 1996, the portfolio securities were rated as follows:

Tier rating percentage based on total market value (unaudited)

FIRST TIER      SECOND TIER
    100%             0.00%


(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($47,647,706) at October 31, 1996.

The following acronyms are used throughout this portfolio:

CP    -- Commercial Paper
GTD   -- Guaranty
HEFA  -- Health and Education Facilities Authority
IDB   -- Industrial Development Bond
IDRB  -- Industrial Development Revenue Bond
INS   -- Insured
LIQ   -- Liquidity Agreement
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PRF   -- Prerefunded
TOBs  -- Tender Option Bonds
VRDNs -- Variable Rate Demand Notes
 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996

 ASSETS:
 Total investments in securities, at amortized cost and value                                   $49,090,926
 Cash                                                                                               169,351
 Income receivable                                                                                  260,093
   Total assets                                                                                  49,520,370
 LIABILITIES:
 Payable for investments purchased                                               $ 1,743,907
 Payable for shares redeemed                                                          29,682
 Income distribution payable                                                          61,845
 Accrued expenses                                                                     37,230
   Total liabilities                                                                              1,872,664
 NET ASSETS for 47,647,706 shares outstanding                                                   $47,647,706
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $17,823,803 / 17,823,803 shares outstanding                                                          $1.00
 INSTITUTIONAL SERVICE SHARES:
 $29,823,903 / 29,823,903 shares outstanding                                                          $1.00

 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1996*

 INVESTMENT INCOME:
 Interest                                                                                             $525,612
 EXPENSES:
 Investment advisory fee                                                               $ 71,830
 Administrative personnel and services fee                                               71,571
 Custodian fees                                                                          10,324
 Transfer and dividend disbursing agent fees and expenses                                 6,199
 Directors'/Trustees' fees                                                                1,379
 Legal fees                                                                                 200
 Portfolio accounting fees                                                               26,665
 Shareholder services fee -- Institutional Shares                                        15,852
 Shareholder services fee -- Institutional Service Shares                                20,063
 Share registration costs                                                                14,119
 Printing and postage                                                                     5,000
 Insurance premiums                                                                       3,265
 Miscellaneous                                                                              686
   Total expenses                                                                       247,153
 Waivers and reimbursements --
   Waiver of investment advisory fee                                    $ (71,830)
   Waiver of shareholder services fee -- Institutional Shares             (15,852)
   Reimbursement of other operating expenses                             (121,760)
     Total waivers and reimbursements                                                  (209,442)
       Net expenses                                                                                     37,711
         Net investment income                                                                        $487,901

* For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.
 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                           PERIOD ENDED
                                                                                            OCTOBER 31,
                                                                                               1996*
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                                        $ 487,901
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                                        (226,076)
   Institutional Service Shares                                                                (261,825)
     Change in net assets resulting from distributions to shareholders                         (487,901)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                               165,734,867
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                         209,339
 Cost of shares redeemed                                                                   (118,296,500)
   Change in net assets resulting from share transactions                                    47,647,706
     Change in net assets                                                                    47,647,706
 NET ASSETS:
 Beginning of period                                                                             --
 End of period                                                                             $ 47,647,706


* For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.
 (See Notes which are an integral part of the Financial Statements)

TENNESSEE MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $47,647,706.

Transactions in shares were as follows:

                                                                                           PERIOD ENDED
                                                                                            OCTOBER 31,
                                                                                               1996
 INSTITUTIONAL SHARES                                                                         SHARES
 Shares sold                                                                                  34,644,791
 Shares issued to shareholders in payment of distributions declared                                3,455
 Shares redeemed                                                                             (16,824,443)
   Net change resulting from Institutional Share transactions                                 17,823,803


 For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

                                                                                            PERIOD ENDED
                                                                                             OCTOBER 31,
                                                                                                1996
 INSTITUTIONAL SERVICE SHARES                                                                  SHARES
 Shares sold                                                                                 131,090,076
 Shares issued to shareholders in payment of distributions declared                              205,884
 Shares redeemed                                                                            (101,472,057)
   Net change resulting from Institutional Service Share transactions                         29,823,903
   Net change resulting from share transactions                                               47,647,706


For the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

   The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $142,770,000 and $116,525,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

   5. CONCENTRATION OF CREDIT RISK

   Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 16% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Tennessee Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Tennessee Municipal Cash Trust (an investment portfolio of Federated
Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statements of operations and changes in net assets, and the financial highlights (see pages 2 and 15 of the prospectus) for the period from May
22, 1996 to October 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tennessee Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996 and the results of its operations, changes in its net assets, and the financial highlights for the period, from May 22, 1996 to October 31, 1996, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
November 20, 1996

ADDRESSES
Tennessee Municipal Cash Trust
               Institutional Service Shares   Federated Investors Tower
                                              Pittsburgh, PA 15222-3779

Distributor
               Federated Securities Corp.     Federated Investors Tower
                                              Pittsburgh, PA 15222-3779

Investment Adviser
               Federated Management           Federated Investors Tower
                                              Pittsburgh, PA 15222-3779

Custodian
              State Street Bank and           P.O. Box 8600
              Trust Company                   Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
              Federated Shareholder           P.O. Box 8600
              Services Company                Boston, MA 02266-8600


Independent Public Accountants
              Arthur Andersen LLP             2100 One PPG Place
                                              Pittsburgh, PA 15222

Tennessee Municipal Cash Trust

(A Portfolio of Federated Municipal Cash Trust)
Institutional Service Shares

Prospectus

A Portfolio of
Federated Municipal Trust,
an Open-End, Management
Investment Company

Prospectus dated December 31, 1996


[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]
Cusip 314229634
G01682-02 (12/96)

                        TENNESSEE MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Tennessee Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229634
Cusip 314229642
G01682-03 (12/96)





TABLE OF CONTENTS                                                            1

INVESTMENT POLICIES                                                          2

 Acceptable Investments                                                      2
 Participation Interests                                                     2
 Municipal Leases                                                            2
 Ratings                                                                     2
 When-Issued and Delayed Delivery Transactions                               2
 Repurchase Agreements                                                       3
 Reverse Repurchase Agreements                                               3
 Credit Enhancement                                                          3
TENNESSEE INVESTMENT RISKS                                                   3

INVESTMENT LIMITATIONS                                                       4

FEDERATED MUNICIPAL TRUST MANAGEMENT                                         5

 Share Ownership                                                             9
 Trustees Compensation                                                      10
 Trustee Liability                                                          11
INVESTMENT ADVISORY SERVICES                                                11

 Investment Adviser                                                         11
 Advisory Fees                                                              11
BROKERAGE TRANSACTIONS                                                      11

OTHER SERVICES                                                              11

 Fund Administration                                                        11
 Custodian and Portfolio Accountant                                         12


 Transfer Agent                                                             12
 Independent Public Accountants                                             12
DETERMINING NET ASSET VALUE                                                 12

REDEMPTION IN KIND                                                          13

MASSACHUSETTS PARTNERSHIP LAW                                               13

THE FUND'S TAX STATUS                                                       13

PERFORMANCE INFORMATION                                                     13

 Yield                                                                      13
 Effective Yield                                                            13
 Tax-Equivalent Yield                                                       14
 Tax-Equivalency Table                                                      14
 Total Return                                                               15
 Performance Comparisons                                                    15
 Economic and Market Information                                            15
ABOUT FEDERATED INVESTORS                                                   15

 Mutual Fund Market                                                         16
 Institutional Clients                                                      16
 Trust Organizations                                                        16
 Broker/Dealers and Bank Broker/Dealer Subsidiaries                         16
APPENDIX                                                                    17




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
TENNESSEE INVESTMENT RISKS


Traditionally divided into three geographic regions, the State's economy has historically been dominated by agriculture in the west, manufacturing in the east, and government in the middle region. While trade and services have replaced agriculture in terms of total output, manufacturing continues to be the largest single sector of the economy. The decision by Nissan and Daikin Drivetrain to build automobile production facilities in the state suggests that manufacturing, with its inherent susceptibility to economic downturns, will continue to dominate.
The state's attention to educational reform and transportation infrastructure have led to statewide business development. Total employment in 1995 grew by 2.9% following a health 4% in 1994. Projections indicate that employment will continue to grow by 1.7% through 1997.
The constitution of the state requires a balanced budget. This constrain along with relatively low debt and expenditure per capita ratios has helped the state maintain its current high quality long term bond rating of AA+ by Standard and Poor's Rating Agency and Aaa by Moody's Inverstors Service Inc.


The Fund's concentration in securities issued by the state and its political subdivisions provide a greter level of risk than a fund which is deiversified across a number of states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.



INVESTMENT LIMITATIONS

The following investment limitations are fundamental (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered `investment securities'' under the Investment Company Act of 1940, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives):
SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary,


     extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
LENDING CASH OR SECURITIES

     The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Tennessee municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees.


INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered `investment securities''under the Investment Company Act of 1940, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.


INVESTING FOR CONTROL
     The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower


Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property


Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of


Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.




Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way


Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949


Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower


Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds;


Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash


Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of November 5, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Tennessee Municipal Cash Trust: Union Planters National Bank owned approximately 3,036,954 shares (22.92%); Reep & Co. owned approximately 713,944 shares (5.39%); Senabco owned approximately 742,635 shares (5.60%); Sharp Market & Company owned approximately 2,423,400 shares (18.29%); Trust Company of Knoxville owned approximately 4,519,396 shares (34.10%); David & Co. owned approximately 962,698 shares (7.26%); and The Nichols Family Partnership LP owned approximately 765,637 shares (5.78%).


As of November 5, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of Tennessee Municipal Cash Trust: Berman Family Investment Corp. owned approximately 12,997,052 shares (37.52%); Union Planters National Bank owned approximately 4,465,767 shares (12.89%); Okeena & Co. owned approximately 3,357,834 shares (9.69%); Dent, Thompson owned approximately 1,941,080 shares (5.60%); Derril Reeves owned approximately 2,047,520 shares (5.91%); and BHC Securities, Inc. owned approximately 2,561,401 shares (7.40%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                   Fund Complex

Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                   Fund Complex

James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

Lawrence D. Ellis, M.D.            $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

Edward L. Flaherty, Jr.            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex

Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                   Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.



TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the period from May 22, 1996 (date of initial public investment) through October 31, 1996, the adviser earned $71, 830 all of which was waived.

BROKERAGE TRANSACTIONS




When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the period from May 22, 1996 (date of initial public investment) through October 31, 1996, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the period from May 22, 1996 (date of initial public investment) through October 31, 1996, the Administrators earned $71,571.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31, 1996, payments in the amount of $15,852 and $20,063 were made pursuant to the Shareholder Services


Agreement for Institutional Shares and Institutional Service Shares, respectively, of which $15,852 was waived for Institutional Shares.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31, 1996, the yields for Institutional Shares and Institutional Service Shares were 3.30% and 3.05%, respectively.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended October 31, 1996, the effective yield for Institutional Shares and Institutional Service Shares were 3.35% and 3.10%, respectively.



TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 45.60% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.


For the seven-day period ended October 31, 1996, the tax-equivalent yield for Institutional Shares and Institutional Service Shares were 6.07% and 5.60%, respectively.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                       TAXABLE YIELD EQUIVALENT FOR 1996

                            STATE OF TENNESSEE

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%
    COMBINED FEDERAL
    AND STATE 21.00%  34.00%     37.00%      42.00%     45.60%


    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750
    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT


YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00%     2.53%    3.03%     3.17%      3.45%       3.68%
     2.50%     3.16%    3.79%     3.97%      4.31%       4.60%
     3.00%     3.80%    4.55%     4.76%      5.17%       5.51%
     3.50%     4.43%    5.30%     5.56%      6.03%       6.43%
     4.00%     5.06%    6.06%     6.35%      6.90%       7.35%
     4.50%     5.70%    6.82%     7.14%      7.76%       8.27%
     5.00%     6.33%    7.58%     7.94%      8.62%       9.19%
     5.50%     6.96%    8.33%     8.73%      9.48%      10.11%
     6.00%     7.59%    9.09%     9.52%     10.34%      11.03%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Cumulative total return reflects the total performance over a specific period of time. For the period from May 22, 1996 (date of initial public investment) through October 31, 1996, the cumulative total return for Institutional Shares was 1.59% and for Institutional Service Shares was 1.48%. These total returns are representative of only five months of activity since the date of initial public investment.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research.


Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute




APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS


F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.




PART C. OTHER INFORMATION.
Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements: (1-16) Filed in Part A.
          (b)  Exhibits:
                (1) Conformed Copy of Declaration of Trust of the
                    Registrant (Amendment No. 1 does not exist); +
                    (i)  Conformed copy of Amendment No. 2 dated March 16,
                         1990; +
                    (ii) Conformed copy of Amendment No. 3 dated August 1,
                         1990; +
                    (iii)Conformed copy of Amendment No. 4, dated
                         September 1, 1989, to the Declaration of Trust
                         (7);
                    (iv) Conformed copy of Amendment No. 5 dated December
                         12, 1990; +


                    (v)  Conformed copy of Amendment No. 6 dated March 21,
                         1991; +
                    (vi) Conformed copy of Amendment No. 7. dated August
                         26, 1991; +
                    (vii)Conformed copy of Amendment No. 8 dated February
                         13, 1992; +
                    (viii)..........Conformed copy of Amendment No. 9
                         dated November 9, 1992; +
                    (ix) Conformed copy of Amendment No. 10, dated
                         November 18, 1992, to the Declaration of Trust
                         (12);
                    (x)  Conformed copy of Amendment No. 11 dated May 24,
                         1993; +
                    (xi) Conformed copy of Amendment No. 12, dated Nov.
                         22, 1993, to the Declaration of Trust (17);
                    (xii)Conformed copy of Amendment No. 13, dated
                         February 24, 1994, to the Declaration of Trust
                         (17);
                    (xiii)..........Conformed copy of Amendment No. 14,
                         dated August 25, 1994 (20);
                    (xiv)Conformed copy of Amendment No. 15 dated August
                         25, 1994; +
                    (xv) Conformed copy of Amendment No. 16 dated May 18,
                         1995; +
+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).


12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31251 and 811-5911).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)


                    (xvi)Conformed copy of Amendment No. 17 dated November
                         14, 1995 (28);
                    (xvii)Conformed copy of Amendment No. 18 dated February
                         29, 1996; +
               (2)  Copy of By-Laws of the Registrant (7);
               (3)  Not applicable;
               (4) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota Municipal Cash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey


                    Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (16);
                    (ii) Copy of Specimen Certificate for Maryland
                         Municipal Cash Trust (17);
                    (iii)Copy of Specimen Certificate for Florida
                         Municipal Cash Trust (20)
                    (iv) Copy of Specimen Certificate for Michigan
                         Municipal Cash Trust (24);
                    (v) Copy of Specimen Certificate for Pennsylvania Municipal Cash Trust- Institutional Shares (25);
                    (vi) Copy of Specimen Certificate for Georgia
                         Municipal Cash Trust (26);
+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).


25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995 (File Nos. 33-31251 and 811-5911)
28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 39 on Form N-1A filed on December 22, 1995 (File Nos. 33-31259 and 811-5911)


                    (vii)Copy of Specimen Certificates for Tennessee
                         Municipal Cash Trust (Institutional Shares and Institutional Service Shares)(30);
                    (viii)..........Copy of Specimen Certificates for
                         Pennsylvania Municipal Cash Trust and Connecticut Municipal Cash Trust (2);
                    (ix) Copy of Specimen Certificate for Ohio Municipal
                         Cash Trust (Institutional Service Shares) (9);
                (5) Conformed Copy of Investment Advisory Contract of the
                    Registrant through and including    Exhibit F (7);
                    (i) Conformed copy of Exhibit G to Investment Advisory Contract for Virginia Municipal Cash Trust (18);
                    (ii) Conformed copy of Exhibit H to Investment
                         Advisory Contract for Alabama Municipal Cash
                         Trust (19);


                    (iii)Conformed copy of Exhibit I to Investment
                         Advisory Contract for North Carolina Municipal Cash Trust (19);
                    (iv) Conformed copy of Exhibit J to Investment
                         Advisory Contract for Maryland Municipal Cash
                         Trust (19);
                    (v)  Conformed copy of Exhibit K to Investment
                         Advisory Contract for New York Municipal Cash
                         Trust; (22)
                    (vi) Conformed copy of Exhibit L to Investment
                         Advisory Contract for California Municipal Cash Trust; (22)
                    (vii)Conformed copy of Exhibit M to Investment
                         Advisory Contract; +
+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).


19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed on February 2, 1996 (File Nos. 33-31251 and 811-5911)


                    (viii)..........Conformed copy of Exhibit N to the
                         Investment Advisory Contract for Georgia
                         Municipal Cash Trust (27);
                    (ix) Conformed copy of Exhibit O to the Investment
                         Advisory Contract for Michigan Municipal Cash
                         Trust (27);
                    (x) Conformed Copy of Exhibit P to the Investment Advisory Contract for Tennessee Municipal Cash Trust ; +
               (6)  Conformed Copy of Distributor's Contract of the
                    Registrant(7);
                    (i) Conformed Copy of Exhibit A to the Distributor's Contract for Massachusetts Municipal Cash Trust (Institutional Service Shares) (9);
                    (ii) Conformed copy of Exhibit B to the Distributor's
                         Contract for Pennsylvania Municipal Cash Trust (Institutional Service Shares) (9);


                    (iii)Conformed copy of Exhibit C to the Distributor's
                         Contract for Connecticut Municipal Cash Trust (Institutional Service Shares) (9);
                    (iv) Conformed copy of Exhibit D to the Distributor's
                         Contract for Minnesota Municipal Cash Trust
                         (Institutional Shares) (9);
                    (v) Conformed Copy of Exhibit E to the Distributor's Contract for New Jersey Municipal Cash Trust (Institutional Shares); +
                    (vi) Conformed Copy of Exhibit F to the Distributor's
                         Contract for New Jersey Municipal Cash Trust
                         (Institutional Service Shares); +
                    (vii)Conformed Copy of Exhibit G to the Distributor's
                         Contract for Pennsylvania Municipal Cash Trust (Cash Series Shares); +
                    (viii)..........Exhibit H to the Distributor's
                         Contract does not exist;
                    (ix) Conformed Copy of Exhibit I to the Distributor's
                         Contract for Minnesota Municipal Cash Trust (Cash Series Shares); +
                    (x) Exhibit J to the Distributor's Contract does not exist;
+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).


9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).


                    (xi) Conformed Copy of Exhibit K  to the Distributor's
                         Contract for Ohio Municipal Cash Trust
                         (Institutional Service Shares); +
                    (xii)Conformed Copy of Exhibit L to the Distributor's
                         Contract for Ohio Municipal Cash Trust (Cash II Shares); +
                    (xiii)..........Conformed copy of Exhibit M to
                         Distributor's Contract; (22)
                    (xiv)Conformed copy of Exhibit N to the Distributor's
                         Contract for Virginia Municipal Cash Trust (19);
                    (xv) Conformed copy of Exhibit O to the Distributor's
                         Contract for Alabama Municipal Cash Trust (19);
                    (xvi)Conformed copy of Exhibit P to the Distributor's
                         Contract for North Carolina Municipal Cash Trust
                         (19);
                    (xvii)..........Conformed copy of Exhibit Q to the
                         Distributor's Contract for Maryland Municipal
                         Cash Trust (19);
                    (xviii)Conformed copy of Exhibit R to the Distributor's
                         Contract for New York Municipal Cash Trust, Cash II Shares (21);


                    (xix)Conformed copy of Exhibit S to the Distributor's
                         Contract for New York Municipal Cash Trust,
                         Institutional Service Shares (21);
                   (xx) Conformed copy of Exhibit T to the Distributor's Contract for California Municipal Cash Trust
                         (21);
                    (xxi)Conformed copy of Exhibit U to the Distributor's
                         Contract for Florida Municipal Cash Trust; (22)
+ All exhibits have been filed electronically.
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).


                    (xxii)..........Conformed copy of Exhibit V to the
                         Distributor's Contract for Georgia Municipal Cash Trust (27);
                    (xxiii)Conformed copy of Exhibit W to the Distributor's
                         Contract for Michigan Municipal Cash Trust (27);


                    (xxiv)..........Conformed copy of Exhibit X to the
                         Distributor's Contract for Pennsylvania Municipal Cash Trust- Institutional Shares (27);
                    (xxv)Conformed copy of Exhibit Y to the Distributor's
                         Contract for Florida Municipal Cash Trust-Cash II Shares (29)
                    (xxvi)..........Conformed copy of Exhibit Z to the
                         Distributor's Contract for California Municipal Cash Trust (Institutional Shares); +
                    (xxvii)Conformed copy of Exhibit AA to the
                         Distributor's Contract for Michigan Municipal Cash Trust (Institutional Shares); +
                    (xxviii)Conformed copy of Exhibit BB to the
                         Distributor's Contract for Ohio Municipal Cash Trust (Institutional Shares); +
                    (xxix)..........Conformed Copy of Exhibit CC
                         (Institutional Shares) and Exhibit DD
                         (Institutional Service Shares) to the
                         Distributor's Contract for Tennessee Municipal Cash Trust; +
                    (xxx)The Registrant hereby incorporates the conformed
                         copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
               (7)  Not applicable;


               (8)  (i)  Conformed copy of Custodian Agreement of  the
                         Registrant (22);
                    (ii) Copy of Exhibit 1 to the Custodian Agreement (27); + All exhibits have been filed electronically.
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).


               (9)  (i)  Conformed copy of Agreement for Fund Accounting,
                         Shareholder Recordkeeeping, and Custody Services Procurement; +
                    (ii) Conformed copy of Sub-Transfer Agency Agreement
                         of the Registrant (Massachusetts Municipal Cash Trust--1784 Fund Shares only)(to be filed by amendment);
                    (iii)Conformed copy of Shareholder Services Agreement
                         of the Registrant (Massachusetts Municipal Cash Trust--1784 Fund Shares only); (15)
                    (iv) Conformed copy of Shareholder Services Agreement
                         of the Registrant; (22)


                    (v) The response and exhibits described in Item 24(b)(6) are hereby incorporated by reference;
                    (vi) Conformed copy of Administrative Services
                         Agreement of the Registrant; (22)
                    (vii)Form of Schwab Master Services Agreement (Ohio
                         Municipal Cash Trust-Cash II Shares only); +
               (10) Conformed Copy of Opinion and Consent of Counsel as to
                    the legality of shares (5);
               (11) Conformed Copy of Report of Independent Auditors;+
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding (2);
               (14) Not applicable.

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).


               (15) (i) Copy of Rule 12b-1 Plan of the Registrant through and including Exhibit F (7); Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund - specific information, pursuant to Rule 8b-31 of the Investment Company Act they need not be filed.
                    (ii) Conformed copy of Exhibit G to 12b-1 Plan for
                         Ohio Municipal Cash Trust Cash II Shares; +
                    (iii)Conformed copy of Exhibit H to 12b-1 Plan for New
                         York Municipal Cash Trust, Cash II Shares (21);
                    (iv) Conformed copy of Exhibit I to 12b-1 Plan for New
                         York Municipal Cash Trust, Institutional Service Shares (21);
                    (v) Conformed copy of Exhibit J to 12b-1 Plan for Florida Municipal Cash Trust; (22)
                    (vi) Conformed copy of Exhibit K to 12b-1 Plan for
                         Florida Municipal Cash Trust-Cash II Shares (29);
                    (vii)The response and exhibits described in Item 24
                         (b) (6) are hereby incorporated by reference.
               (16) Copy of Schedules for Computation of Performance Data;
                    (i) New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (23);
                    (ii) Ohio Municipal Cash Trust (23);
+ All exhibits have been filed electronically.


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).
29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).


                    (iii)Virginia Municipal Cash Trust (Institutional
                         Share and Institutional Service Shares) (16);
                    (iv) Alabama Municipal Cash Trust (18);
                    (v)  North Carolina Municipal Cash Trust (18);
                    (vi) Maryland Municipal Cash Trust (21);
                    (vii)Florida Municipal Cash Trust (23);
                    (viii)..........Michigan Municipal Cash Trust (29);
                    (ix) Georgia Municipal Cash Trust (29);
                    (x) Pennsylvania Municipal Cash Trust, Connecticut Municipal Cash Trust, Minnesota Municipal Cash Trust, and Massachusetts Municipal Cash Trust
                         (2);


                    (xi) Tennessee Municipal Cash Trust;+
               (17) Financial Data Schedules;+
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed copy of Power of Attorney of the Registrant;
                    +
+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).
29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).




Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record    Holders as of
          Title of Class                November 5, 1996
          Shares of beneficial
          interest (no par value)


          Connecticut Municipal Cash Trust
             Institutional Service Shares         1,617
          Pennsylvania Municipal Cash Trust
             Cash Series Shares                894
             Institutional Service Shares           380
             Institutional Shares               52
          Minnesota Municipal Cash Trust
             Cash Series Shares              4,897
             Institutional Shares               55
          New Jersey Municipal Cash Trust
             Institutional Service Shares           338
             Institutional Shares               36
          Ohio Municipal Cash Trust
             Cash II Shares                    214
             Institutional Shares               24


             Institutional Service Shares            71
          Virginia Municipal Cash Trust
             Institutional Service Shares           975
             Institutional Shares               26
          Alabama Municipal Cash Trust         668
          North Carolina Municipal Cash Trust            660
          Maryland Municipal Cash Trust        306
          California Municipal Cash Trust
             Institutional Shares               15
             Institutional Service Shares            12
          New York Municipal Cash Trust
             Cash II Shares                      3
             Institutional Service Shares           577
          Florida Municipal Cash Trust
             Institutional Shares                4
             Cash II Shares                      9
          Massachusetts Municipal Cash Trust
             Institutional Service Shares           523
             BayFunds Shares                     5
          Michigan Municipal Cash Trust
             Institutional Shares               14
             Institutional Service Shares           115
          Georgia Municipal Cash Trust         159
          Tennessee Municipal Cash Trust
             Institutional Shares               19
             Institutional Service Shares            62

Item 27.  Indemnification: (3.)



3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).



Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled `Fund Information - Management
of the Fund''in Part A.  The affiliations      with    the Registrant of
four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under `Federated
          Municipal Trust Management'' The remaining   Trustee of the
investment     adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.


          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan
          C. Conley, Mark E. Durbiano, J. Alan Minteer and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David F. Belton, David A. Briggs, Kenneth J.


          Cody, Deborah A. Cunningham, Michael P. Donnelly, Alexandre de Bethmann, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Stephen A. Keen, Mark S. Kopinski, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert
          J. Ostrowski, Charles A. Ritter, Frank Semack, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Christopher H. Wiles, and Jolanta M Wysocka, Vice Presidents; Thomas R. Donahue, Treasurer; Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

(a) 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust;
Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities


Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices


 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,    --
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.



Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.  Location of Accounts and Records:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779


Federated Shareholder Services Company       P.O. Box 8600
(`Transfer Agent, Dividend              Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services       Federated Investors Tower
(`Administrator'')                      Pittsburgh, PA  15222-3779

Federated Management                    Federated Investors Tower
(`Adviser'')                            Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
(`Custodian'')                          Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST,


certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securutues Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of November, 1996.

                         FEDERATED MUNICIPAL TRUST

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               November 29, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                  TITLE                    DATE
By:/s/ S. Elliott Cohan
   S. Elliott Cohan      Attorney In Fact         November 29, 1996
   ASSISTANT SECRETARY   For the Persons
                         Listed Below

   NAME                  TITLE
John F. Donahue*         Chairman and Trustee
                         (Chief Executive Officer)

Glen R. Johnson*         President and Trustee



John W. McGonigle*       Secretary and Treasurer (Principal
                         Financial and Accounting
                         Officer)

Thomas G. Bigley*        Trustee

John T. Conroy, Jr.*     Trustee

William J. Copeland*     Trustee

James E. Dowd*           Trustee

Lawrence D. Ellis, M.D.* Trustee

Edward L. Flaherty, Jr.* Trustee

Peter E. Madden*         Trustee

Gregor F. Meyer*         Trustee

John E. Murray, Jr.*     Trustee

Wesley W. Posvar*        Trustee

Marjorie P. Smuts*       Trustee

* By Power of Attorney